Cost of oil and gas properties:	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Oil and Gas Properties
Oil and Gas Properties

Note E — Oil and Gas Properties

The capitalized costs included in the full cost pool are subject to a “ceiling test”, which limits such costs to the aggregate of the estimated present value, using a ten percent discount rate, of the future net revenues from proved reserves, based on current economic and operating conditions plus the lower of cost and estimated net realizable value of unproven properties.

The Company recorded no impairment loss on oil and gas properties for the three months ended September 30, 2014 or 2013.

Note K - Cost of oil and gas properties:

Costs incurred

Costs (capitalized and expensed) incurred in oil and gas property acquisition, exploration, and development activities for the years ended June 30, 2014 and 2013 were as follows:

	Year Ended June 30,
	2014	2013
Property acquisition costs
Louisiana	$26,946,000	$178,685
Texas	62,578,148	—
Exploratory costs
Louisiana	—	—
Texas	—	—
Development costs
Louisiana	6,537,062	(290,569)
Texas	2,860,692	—
Total by State
Louisiana	33,483,062	(111,884)
Texas	65,438,840	—
Total	$98,921,902	$(111,884)

The Company received several credits from EXCO during fiscal 2013 thus creating a negative costs incurred total for the year ended June 30, 2013.

Capitalized costs

The aggregate amounts of capitalized costs relating to oil and gas producing activities and the aggregate amounts of the related accumulated depreciation, depletion, and amortization at June 30, 2014 and 2013 were as follows:

	2014	2013
Proved properties	$148,223,148	$56,009,780
Unproved properties	8,227,109	—
	156,450,257	56,009,780
Less: accumulated depreciation, depletion and amortization of oil and gas properties	(26,892,148)	(19,105,645)
Total properties	129,558,109	36,904,135
Less: accumulated impairment of oil and gas properties due to full cost ceiling test	(22,181,701)	(22,181,701)
Net properties	$107,376,408	$14,722,434

Results of operations

The results of operations from oil and gas producing activities for the years ended June 30, 2014 and 2013 were as follows:

	2014	2013
Revenues:
Oil revenues	$977,880	$77,640
Natural gas revenues	14,750,152	3,661,677
NGL revenues	121,450	104,103
	15,849,482	3,843,420
Expenses (excluding G&A and interest expense):
Production, operating and development costs
Lease operating expense	3,652,096	799,631
Production taxes	(18,848)	187,081
Other O&G deductions	5,368,772	885,474
Depreciation, depletion and amortization	7,790,112	3,248,260
Impairment loss on oil and gas properties	—	—
	16,792,132	5,120,446